Offerings	Sep. 21, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	17,727,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 17,727,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,448.10
Offering Note	See Offering Note 1.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	22,335,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 22,335,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,084.46
Offering Note	See Offering Note 2.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	2,861,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 2,861,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 395.10
Offering Note	See Offering Note 3.